February 2, 2015

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Division of Investment Management

RE: BlackRock Large Cap Growth Fund, BlackRock Large Cap Value Fund, BlackRock Large Cap Core Fund, BlackRock Large Cap Core Plus Fund, BlackRock Large Cap Growth Retirement Portfolio, BlackRock Large Cap Value Retirement Portfolio and BlackRock Large Cap Core Retirement Portfolio, each a series of BlackRock Large Cap Series Funds, Inc.

Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A

(Securities Act File No. 333-89389, Investment Company Act File No. 811-09637)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), BlackRock Large Cap Growth Fund, BlackRock Large Cap Value Fund, BlackRock Large Cap Core Fund, BlackRock Large Cap Core Plus Fund, BlackRock Large Cap Growth Retirement Portfolio, BlackRock Large Cap Value Retirement Portfolio and BlackRock Large Cap Core Retirement Portfolio (the “Funds”), each a series of BlackRock Large Cap Series Funds, Inc. (the “Registrant”), hereby certify that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post Effective Amendment No. 31 to the Registration Statement on Form N-1A of the Registrant with respect to the Funds; and

(2) the text of Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A of the Registrant with respect to the Funds was filed electronically with the Securities and Exchange Commission on January 27, 2015.

Sincerely,

BlackRock Large Cap Series Funds, Inc.

/s/ Janey Ahn ___________

Janey Ahn

Assistant Secretary of the Registrant